ORGANIZATION AND BUSINESS OPERATIONS (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Nov. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Organization and Business Operation [Line Items]
Retained Earnings (Accumulated Deficit)		$ 4,353,375		$ 26,509,625
Inventory	1,258	0	0
Common shares issued for software			98,290
Distribution of net liabilities to former shareholder	105,218	0	105,218
Liability To Former Principal Shareholder	106,476
Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares cancelled (in shares)	8,000,000		(8,000,000)
Common shares issued for software (In shares)	14,582,500		14,582,500
Common shares issued for software	$ 98,290		$ 14,582